Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Right-of-use asset
Total	R$ 73,827	R$ 69,765
Properties
Right-of-use asset
Total	69,441	66,459
Vehicles
Right-of-use asset
Total	4,173	2,809
IT equipment
Right-of-use asset
Total	R$ 213	R$ 497